Stockholders' Equity (Deficit) - Warrants (Details) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Aug. 26, 2021	Dec. 31, 2020	Mar. 15, 2006
Warrants to purchase shares of common stock					32,961
Warrants, exercise price			$ 11.50		$ 1.14
Warrants to purchase common stock
Balance, beginning of period		32,961
Common Stock Warrants issued to SVB		287,704
Common Stock Warrants as Part of the Merger		5,177,500
Warrants Exercised		(32,961)
Ending balance	5,465,204	5,465,204
Warrants to purchase shares of common stock				32,961
Warrants, exercise price				$ 1.14
Private Placement Warrants
Common Stock Warrants as Part of the Merger		177,500
Ending balance	177,500	177,500
Public Warrants
Common Stock Warrants as Part of the Merger		5,000,000
Warrants Exercised	0
Ending balance	5,000,000	5,000,000
Humacyte, Inc.
Balance, beginning of period		32,961
Common Stock Warrants issued to SVB		287,704
Warrants Exercised		(32,961)
Ending balance	287,704	287,704